Stock Purchases Rights, Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of Stock Option activity for the nine months ended December 31, 2014 is as follows:

	Options	Weighted Average Exercise Price
Options outstanding at March 31, 2014	56,634	$19.38
Granted	1,146,457	20.00

Options outstanding at December 31, 2014	1,203,091	$19.96

A summary of Stock Option activity for 2014 and 2013 is as follows:

	Options	Weighted Average Exercise Price
Options outstanding at March 31, 2012	57,041	$19.71
Issued, cancelled or expired	—

Options outstanding at March 31, 2013	57,041	19.71
Cancelled or expired	(407)	66.23

Options outstanding at March 31, 2014	56,634	$19.38

Schedule of Additional Information Regarding Stock Options Outstanding

Additional information regarding stock Options outstanding at December 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Shares Exercisable
$13.25	49,505	5.96	$13.25	48,781	$13.25
20.00	1,145,250	9.57	20.00	17,500	20.00
49.67	6,467	1.76	49.67	6,467	49.67
72.85	1,869	0.61	72.85	1,869	72.85

	1,203,091	9.33	$19.96	74,617	$19.48

Additional information regarding Options outstanding at March 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Shares Exercisable
$13.25	48,298	6.68	$13.25	39,151	$13.25
49.67	6,467	2.51	49.67	6,467	49.67
72.85	1,869	1.36	72.85	1,869	72.85

	56,634	6.04	$19.38	47,487	$20.56

Schedule of Additional Information Regarding Warrants Outstanding

A summary of Warrant activity is as follows:

	Warrants	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	686,417	$30.80
Warrants converted into 29,809 shares of common stock	(661,581)
Expired	(18,797)	165.57

Warrants outstanding at December 31, 2014	6,039	$82.79

Additional information regarding Warrants outstanding at March 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price
$26.49	661,581	1.75	$26.49
82.79	6,039	2.17	82.79
165.57	18,797	0.35	165.57

	686,417	1.71	$30.80

Summary of Warrant Activity

Additional information regarding Warrants outstanding at December 31, 2014 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price
$82.79	6,039	1.42	$82.79

A summary of Warrant activity is as follows:

	Warrants	Weighted Average Exercise Price
Warrants outstanding at March 31, 2012	695,477	$31.47
Issued, cancelled or expired	(4,530)

Warrants outstanding at March 31, 2013	690,947	31.14
Issued, cancelled or expired	(4,530)

Warrants outstanding at March 31, 2014	686,417	$30.80